Reconciliation of federal income tax statutory rates (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Income taxes at statutory rate									$ 2,122,650	$ 1,742,890
Tax-exempt income									(797,167)	(745,595)
Nondeductible expenses									326,871	233,006
State income tax, net of federal tax effect									(10,386)	92,156
Tax credits									0	(295,800)
Other, net									(38,375)	50,722
Income Tax Expense (Benefit), Total	$ 572,000	$ 456,000	$ 270,000	$ 306,000	$ 148,000	$ 269,000	$ 346,000	$ 315,000	$ 1,603,593	$ 1,077,379
Income taxes at statutory rate, Percent									34.00%	34.00%
Tax-exempt income, Percent									(13.00%)	(15.00%)
Nondeductible expenses, Percent									5.00%	5.00%
State income tax, net of federal tax effect, Percent									0.00%	2.00%
Tax credits, Percent									0.00%	(6.00%)
other, net,Percent									0.00%	1.00%
Income Tax Expense (Benefit), Total, Percent									26.00%	21.00%